Subsequent Event	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent Event
27. SUBSEQUENT EVENT
Subsequent to December 31, 2019, the Company purchased copper put option contracts for a total of 27.5 million pounds of copper with maturities between January and April of 2020, at a strike price of US$2.60 per pound. The total cost of these put options was $496.